Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedges [abstract]
Summary of Derivative Financial Instruments
9.1 Details of derivative financial instruments held for trading as of December 31, 2020 and 2021, are as follows:

	December 31, 2020						December 31, 2021
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	1,824,000	￦	50,580	￦	107,218	￦	4,037,717	￦	140,126	￦	126,610
Futures*		4,540,235		43		1,834		6,479,692		1,903		2,464
Swaps		300,105,350		631,917		682,401		334,721,395		354,686		397,046
Options		14,779,000		248,437		302,134		12,547,000		176,274		199,567

		321,248,585		930,977		1,093,587		357,785,804		672,989		725,687

Currency
Forwards		78,255,991		1,712,560		1,986,239		105,509,405		1,296,083		934,944
Futures*		376,281		158		695		361,791		464		877
Swaps		49,756,478		1,897,636		1,349,919		65,028,025		1,082,873		1,331,597
Options		2,377,775		33,421		28,012		1,885,064		7,643		11,044

		130,766,525		3,643,775		3,364,865		172,784,285		2,387,063		2,278,462

Stock and index
Futures*		1,027,347		20,061		2,246		1,612,965		14,338		6,530
Swaps		5,434,057		423,297		123,242		5,207,198		322,888		132,619
Options		6,482,510		135,805		275,282		7,617,703		95,338		241,371

		12,943,914		579,163		400,770		14,437,866		432,564		380,520

Credit
Swaps		3,015,782		19,395		9,700		2,602,382		18,979		7,409

		3,015,782		19,395		9,700		2,602,382		18,979		7,409

Commodity
Futures*		11,609		151		81		6,370		43		82
Swaps		13,923		268		991		—		—		—

		25,532		419		1,072		6,370		43		82

Others		1,476,310		36,783		144,076		1,695,540		20,904		117,629

	￦	469,476,648	￦	5,210,512	￦	5,014,070	￦	549,312,247	￦	3,532,542	￦	3,509,789

*	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.
9.3.2 Details of derivative instruments designated as fair value hedge as of December 31, 2020 and 2021 and changes in fair value for the years ended December 31, 2020 and 2021, are as follows:

	December 31, 2020						2020
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	9,217,731	￦	158,914	￦	51,842	￦	(23,022)
Currency
Forwards		2,172,192		128,038		2,616		97,394

	￦	11,389,923	￦	286,952	￦	54,458	￦	74,372

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	8,910,139	￦	127,290	￦	38,253	￦	(33,227)
Currency
Forwards		1,705,213		2,436		54,855		(174,707)

	￦	10,615,352	￦	129,726	￦	93,108	￦	(207,934)

9.4.2 Details of derivative instruments designated as cash flow hedge as of December 31, 2020 and 2021 and changes in fair value for the years ended December 31, 2020 and 2021, are as follows:

	December 31, 2020						2020
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	3,532,480	￦	1,286	￦	37,120	￦	(11,940)
Currency
Swaps		2,857,435		40,835		116,124		(43,300)

	￦	6,389,915	￦	42,121	￦	153,244	￦	(55,240)

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	4,553,250	￦	12,575	￦	9,532	￦	36,164
Currency
Swaps		3,055,264		46,527		61,331		60,327

	￦	7,608,514	￦	59,102	￦	70,863	￦	96,491

9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of December 31, 2020 and 2021 and changes in fair value for the years ended December 31, 2020 and 2021, are as follows:

	December 31, 2020						2020
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	243,957	￦	5,800	￦	1,125	￦	14,406
Debentures in foreign currencies		842,112		—		842,112		74,363

	￦	1,086,069	￦	5,800	￦	843,237	￦	88,769

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	91,636	￦	—	￦	8,498	￦	(8,494)
Debentures in foreign currencies		1,273,227		—		1,273,227		(80,235)

	￦	1,364,863	￦	—	￦	1,281,725	￦	(88,729)

Summary of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows
9.2 Average price conditions of future nominal cash flows by type of hedge accounting as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	5,266,994	￦	1,083,877	￦	512,608	￦	620,788	￦	1,462,964	￦	2,442,692	￦	11,389,923
Average price condition (%)		0.76		0.81		1.00		1.07		1.21		1.14		0.97
Average price condition (USD/KRW)		1,160.33		1,115.45		1,151.50		—		—		—		1,157.28
Average price condition (EUR/KRW)		1,353.28		—		1,366.30		—		—		—		1,353.36
Average price condition (AUD/KRW)		835.43		—		—		—		—		—		835.43
Average price condition (GBP/KRW)		1,546.54		—		—		—		—		—		1,546.54
Cash flow hedge
Nominal amount of the hedging instrument	￦	2,568,922	￦	1,767,357	￦	1,277,053	￦	166,643	￦	509,940	￦	100,000	￦	6,389,915
Average price condition (%)		0.83		1.66		2.48		2.00		1.63		1.67		1.36
Average price condition (USD/KRW)		1,113.33		1,160.46		1,181.36		1,128.30		1,142.05		—		1,152.37
Average price condition (EUR/KRW)		1,306.76		1,312.75		1,321.00		—		1,340.64		—		1,312.93
Average price condition (AUD/KRW)		837.00		—		—		—		—		—		837.00
Average price condition (SGD/KRW)		831.49		—		866.14		—		—		—		858.33
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	217,274	￦	26,683	￦	—	￦	—	￦	—	￦	—	￦	243,957
Average price condition (USD/KRW)		1,111.45		—		—		—		—		—		1,111.45
Average price condition (GBP/KRW)		—		1,465.26		—		—		—		—		1,465.26

	December 31, 2021
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	2,223,113	￦	1,423,760	￦	967,376	￦	2,153,200	￦	1,428,673	￦	2,419,230	￦	10,615,352
Average price condition (%)		0.94		1.23		1.04		1.16		1.06		1.39		1.18
Average price condition (USD/KRW)		1,144.74		1,154.78		1,169.72		—		—		—		1,150.30
Average price condition (EUR/KRW)		1,359.59		1,363.95		1,394.84		—		1,458.92		—		1,409.23
Average price condition (AUD/KRW)		859.41		—		—		—		—		—		859.41
Average price condition (GBP/KRW)		1,554.65		—		—		1,620.05		—		—		1,557.47
Cash flow hedge
Nominal amount of the hedging instrument	￦	4,150,546	￦	1,763,372	￦	322,735	￦	641,733	￦	580,128	￦	150,000	￦	7,608,514
Average price condition (%)		1.01		1.51		2.06		1.87		1.84		2.12		1.21
Average price condition (USD/KRW)		1,159.92		1,178.13		1,145.05		1,139.40		1,123.13		—		1,152.89
Average price condition (EUR/KRW)		1,312.75		1,321.00		1,364.00		1,374.73		—		—		1,351.76
Average price condition (AUD/KRW)		—		—		856.40		851.50		—		—		853.40
Average price condition (SGD/KRW)		—		866.14		—		—		—		—		866.14
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	91,636	￦	—	￦	—	￦	—	￦	—	￦	—	￦	91,636
Average price condition (USD/KRW)		1,071.00		—		—		—		—		—		1,071.00
Average price condition (GBP/KRW)		1,465.26		—		—		—		—		—		1,465.26

Summary of Detailed Information about Hedged Items
9.3.1 Details of fair value hedged items as of December 31, 2020 and 2021 and changes in fair value for the years ended December 31, 2020 and 2021, are as follows:

		December 31, 2020								2020
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,001,957	￦	—	￦	5,888	￦	—	￦	402
	Debt securities in foreign currencies		2,712,980		—		62,922		—		42,382
	Deposits in foreign currencies		—		121,768		—		2,088		(4,491)
	Debentures in Korean won		—		3,623,161		—		(6,839)		27,909
	Debentures in foreign currencies		—		1,985,333		—		81,333		(37,438)

			3,714,937		5,730,262		68,810		76,582		28,764

Currency	Debt securities in foreign currencies		2,669,410		—		310,745		—		(40,710)

			2,669,410		—		310,745		—		(40,710)

		￦	6,384,347	￦	5,730,262	￦	379,555	￦	76,582	￦	(11,946)

		December 31, 2021								2021
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,627,228	￦	—	￦	(20,272)	￦	—	￦	(26,247)
	Debt securities in foreign currencies		3,567,662		—		(22,384)		—		(71,246)
	Deposits in foreign currencies		—		93,521		—		(1,319)		3,222
	Debentures in Korean won		—		2,470,123		—		(79,877)		70,308
	Debentures in foreign currencies		—		1,154,178		—		27,953		45,132

			5,194,890		3,717,822		(42,656)		(53,243)		21,169

Currency	Debt securities in foreign currencies		2,443,893		—		133,268		—		180,676

			2,443,893		—		133,268		—		180,676

		￦	7,638,783	￦	3,717,822	￦	90,612	￦	(53,243)	￦	201,845

Summary of Information About Amounts that Affected Statement of Comprehensive Income as Result of Hedge Accounting
9.3.3 Details of hedge ineffectiveness recognized in profit or loss on derivative instruments designated as fair value hedge for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Hedge accounting
Interest rate	￦	2,753	￦	5,742	￦	(12,058)
Currency		(13,239)		56,684		5,969

	￦	(10,486)	￦	62,426	￦	(6,089)

9.3.4 Gains or losses on fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	34,070	￦	89,179	￦	(187,364)
Gains (losses) on hedged items attributable to the hedged risk		(44,655)		(26,899)		188,556

	￦	(10,585)	￦	62,280	￦	1,192

9.4.1 Details of cash flow hedged items as of December 31, 2020 and 2021 and changes in fair value for the years ended December 31, 2020 and 2021, are as follows:

	Cash flow hedge reserve				Changes in fair value
	December 31, 2020		December 31, 2021		2020		2021
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	(22,439)	￦	4,864	￦	12,172	￦	(36,428)
Currency risk		(6,158)		(12,597)		1,065		12,605

	￦	(28,597)	￦	(7,733)	￦	13,237	￦	(23,823)

9.4.3 Gains or losses on cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	(64,531)	￦	(55,240)	￦	96,491
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)		(65,323)		(48,034)		95,478
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)		792		(7,206)		1,013
9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss related to derivative instruments designated as cash allow hedge for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Other comprehensive income (loss)	￦	(65,323)	￦	(48,034)	￦	95,478
Reclassification to profit or loss		21,604		39,190		(53,080)
Income tax effect		10,537		7,580		(21,534)

	￦	(33,182)	￦	(1,264)	￦	20,864

9.5.1 Details of net investments in foreign operations hedged items as of December 31, 2020 and 2021 and changes in fair value for the years ended December 31, 2020 and 2021, are as follows:

	Foreign currency translation reserve			Changes in fair value
	December 31, 2020		December 31, 2021	2020	2021
	(In millions of Korean won)
Hedge accounting
Currency risk	￦	22,278	￦ (35,658)	￦ (88,769)	￦	88,729

Summary of Fair Value of Non Derivative Financial Instruments
9.5.3 Fair value of
non-derivative
financial instruments designated as hedge of net investments in foreign operations as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Debentures in for e ign currencies	￦	852,570	￦	1,275,291

Summary of Gains or Losses from Hedging Instruments and Hedged Items Attributable to the Hedged Risk
9.5.4 Gains or losses on net inv
e
stments in foreign operations hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	(13,410)	￦	88,769	￦	(88,729)
Effective portion of gains (losses) on hedge of net investments in foreign operations (recognized in other comprehensive income or loss)		(13,410)		88,769		(88,729)
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (recognized in profit or loss)		—		—		—

Summary of Effective Portion of Gains or Losses on Hedging Instruments Recognized in Other Comprehensive Income
9.5.5 Effective portion of gains or losses on net investments in foreign operations hedging instruments recognized in other comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Other comprehensive income (loss)	￦	(13,410)	￦	88,769	￦	(88,729)
Reclassification to profit or loss		1,316		—		5,195
Income tax eff e ct		3,194		(24,500)		25,599

	￦	(8,900)	￦	64,269	￦	(57,935)

Summary of Interest Rate Benchmark Reform
Details of the Group’s exposure to hedging relationships related to the interest rate benchmark reform as of December 31, 2021, are as follows:

		December 31, 2021
Interest rate benchmark	Currency	Carrying amount of non-derivative assets	Carrying amount of non-derivative liabilities	Notional amount of hedging instruments
	(In millions of Korean won and millions of US dollars)
CD#3M	KRW	3,123,388	2,470,123	5,690,000
USD#LIBOR#3M	USD	2,695	2,829	5,511
USD#LIBOR#6M	USD	224	—	225